Other receivables and assets	12 Months Ended
Dec. 31, 2019
Other receivables and assets [abstract]
Other receivables and assets
18	Other receivables and assets

Other receivables and assets comprised the following:
	As at 31 December
	2019	2018

Prepayments for inventories	758,834	990,742
Prepaid income tax	139,617	134,477
Others	266,252	270,330

Subtotal of prepayments	1,164,703	1,395,549

Less: Loss allowance	2,638	4,638

Total prepayments, net	1,162,065	1,390,911

Dividends receivable	-	30,000
Receivables from sales of fuel	99,649	74,578
Others (Note i)	2,077,156	1,569,181
Subtotal of other receivables	2,176,805	1,673,759

Less: Loss allowance	52,531	38,531

Total other receivables, net	2,124,274	1,635,228

Profit compensation from Huaneng Group (Note 16)	457,727	550,832
VAT recoverable	1,773,396	1,927,638
Finance lease receivables (Note 43)	483,691	871,302
Designated loan to a joint venture	80,000	80,000
Others	136,610	-

Gross total	6,272,932	6,499,080

Net total	6,217,763	6,455,911

Please refer to Note 37 for details of other receivables and assets due from the related parties. The Group does not hold any collateral or other credit enhancements over its other receivables. The other receivables are non-interest-bearing.

The gross amounts of other receivables are denominated in the following currencies:

	As at 31 December
	2019	2018

RMB	1,943,568	1,572,651
S$ (RMB equivalent)	86,422	68,390
US$ (RMB equivalent)	11,898	7,401
PKR (RMB equivalent)	134,917	25,317

Total	2,176,805	1,673,759

Movements of loss allowance during the years are analyzed as follows:

	2019	2018

Beginning of the year	(43,169)	(33,879)
Provision	(25,578)	(24,924)
Reversal/write-off	13,578	15,634

End of the year	(55,169)	(43,169)

Note i:
Included in others, there were advances amounting to RMB232 million as at 31 December 2019 (31 December 2018: RMB273 million) which were due from Huangtai #8 Power Plant with indefinite repayment terms. For the year ended 31 December 2019, Huaneng Jinan Huangtai Power Limited Company (“Huangtai Power”), a subsidiary of the Company, received total repayments amounting to RMB41 million (for the year ended 31 December 2018: RMB60 million)

According to the property right transfer agreement signed in December 2008 between Shandong Power and Shandong Luneng Development Group (“Shandong Luneng”) and the corresponding approval from the State-owned Assets Supervision and Administration Commission of the State Council in February 2009 (“State-owned Assets Right [2009] No.70”), Shandong Power acquired 30% of property right of Huangtai #8 Power Plant from Shandong Luneng at a cash consideration of RMB110 million. Huangtai #8 Power Plant is not a legal entity under PRC Company Law, though it has separate accounting books, and therefore the Group recognised the 30% property right as other non-current assets. Huangtai Power is in charge of daily operations of Huangtai #8 Power Plant on behalf of two property owners.